Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2019
Registrant Name	MASSMUTUAL SELECT FUNDS
Entity Central Index Key	0000916053
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 02, 2020
Document Effective Date	Mar. 02, 2020
Prospectus Date	Feb. 01, 2020
MassMutual Select Overseas Fund | Class R4
Prospectus:
Trading Symbol	MOSFX
MassMutual Select Overseas Fund | Class I
Prospectus:
Trading Symbol	MOSZX
MassMutual Select Overseas Fund | Service Class
Prospectus:
Trading Symbol	MOSYX
MassMutual Select Overseas Fund | Class R5
Prospectus:
Trading Symbol	MOSSX
MassMutual Select Overseas Fund | Class R3
Prospectus:
Trading Symbol	MOSNX
MassMutual Select Overseas Fund | Administrative Class
Prospectus:
Trading Symbol	MOSLX
MassMutual Select Overseas Fund | Class A
Prospectus:
Trading Symbol	MOSAX